Issued capital (Tables)	12 Months Ended
Jun. 30, 2022
Issued capital [Abstract]
Issued Capital
	Consolidated
	30 June 2022	30 June 2021	30 June 2022	30 June 2021 (restated*)
	Shares	Shares	US$’000	US$’000

Ordinary shares – fully paid and unrestricted	53,028,867	19,828,593	926,581	10,338

Movements in Ordinary Share Capital
Movements in ordinary share capital

Details	Date	Shares	US$’000

Balance	1 July 2020	19,828,593	10,338

Balance	1 July 2021	19,828,593	10,338
Conversion of hybrid financial instruments	16 November 2021	24,835,118	695,383
Ordinary shares issued (IPO)	17 November 2021	8,269,231	231,539
Share-based payments, prepaid in advance	31 December 2021	95,925	177
IPO capital raise costs, net of tax		-	(10,856)

Balance	30 June 2022	53,028,867	926,581